ProShares S and P MidCap 400 Dividend Aristocrats ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	62 Months Ended	119 Months Ended
		May 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024
S&P MidCap 400 Dividend Aristocrats Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.64%	9.17%		10.09%
S&P Composite 1500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.95% [1]	14.12% [1]	14.81%	12.93% [1]
None
Prospectus [Line Items]
Average Annual Return, Percent			12.18%	8.75%		9.68%
Performance Inception Date		Feb. 03, 2015
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.55%	8.09%		9.12%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.62%	6.80%		7.83%

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.